PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, NJ 07102

December 29, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, D.C. 20549

Re:     497(j) Filing for Prudential Jennison Natural Resources Fund, Inc.

     Registration numbers. 33-15166 and 811-05206

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 40, which was filed electronically via EDGAR on December 28, 2011.

Thank you for your attention to this filing. Please direct any questions to the undersigned at (973) 802-6469.

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary